Schedule of Investments
March 31, 2026
Camelot Event Driven Fund

	Shares or Principal
Security Description	Amount	Fair Value

Common Stocks - 78.22%

Air Transportation, Scheduled - 0.50%
Southwest Airlines Co. (a)	15,000	563,550

Arrangement of Transportation of Freight & Cargo - 0.25%
PS International Group, Ltd. (Hong Kong)	63	386
SENKO Group Holdings Co., Ltd.	25,000	282,791

		283,177

Beverages - 2.32%
PepsiCo, Inc.	17,000	2,639,930

Blank Checks - 0.15%
A SPAC II Acquisition Corp. ●	15,000	173,850

Cable & Other Pay Television Services - 1.75%
Comcast Corp.	50,000	1,435,500
Liberty Broadband Corp.	5,000	251,500
Vivendi SE (France)	150,000	307,617

		1,994,617

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 0.37%
Lamb Weston Holdings, Inc. (a)	10,000	422,600
Treehouse Foods, Inc. (a) *	162,000	0

		422,600

Canned, Fruits, Veg, Preserves, Jams & Jellies - 2.03%
J. M. Smucker Co. (a)	24,000	2,314,560

Computer Programming Services - 0.35%
Mamezo Digital Holding Co., Ltd.	18,000	400,869

Construction & Engineering - 0.10%
Astaldi SpA SPF (Italy) † ● *	1,022,580	40,903
WeBuild SpA ADR*	25,935	67,780

		108,683

Converted Paper & Paperboard Prods (No Containers/Boxes) - 4.83%
Kimberly Clark Corp. (a) (b)	57,000	5,498,790

Crude Petroleum & Natural Gas - 9.64%
Crescent Energy Co.	90,000	1,215,000
Devon Energy Corp. (b)	33,000	1,660,560
Diamondback Energy, Inc. (a)	13,000	2,571,270
Occidental Petroleum Corp. (a) (b)	85,000	5,525,000
Petrocorp., Inc. *	200	0

		10,971,830

Department Stores - 0.16%
Takashimaya Co., Ltd. (Japan)	15,000	177,424

Drilling Oil & Gas Wells - 0.00%
Seadrill Ltd.	2	91

Electric & Other Services Combined - 0.14%
Kansai Electric Power	10,000	162,824

Farm Machinery & Equipment - 0.00%
Nature's Miracle Holdings, Inc. *	184	0

Electromedical & Electrotherapeutic Apparatus - 3.05%
Medtronic plc	40,000	3,466,000

Gold and Silver Ores - 10.08%
B2Gold Corp. (Canada) (a)	895,200	4,055,256
Barrick Gold Corp. (Canada) (a)	700	28,553
Newmont Corp. (a) (b)	42,000	4,546,500
Sacre-Coeur Minerals Ltd. (Canada) ^ † *	109,444	0
Seabridge Gold, Inc. (Canada) * (a)	100,000	2,834,000

		11,464,309

Guided Missiles & Space Vehicles & Parts - 1.33%
Lockheed Martin Corp.	2,500	1,510,975

Hazardous Waste Management - 0.00%
Strategic Environmental & Energy Resources, Inc. ^ † # *	43,000	1,226

Hospital & Medical Service Plans - 5.18%
Centene Corp. (a)	10,000	327,400
Humana Inc. (a)	13,500	2,340,765
Molina Healthcare, Inc. (a) (b)	8,000	1,066,400
UnitedHealth Group, Inc. (a)	8,000	2,164,720

		5,899,285

Hotels & Motels - 0.08%
Guoco Group Ltd. (Bermuda)	10,000	86,351

Industrial Inorganic Chemicals - 0.60%
Covestro AG *	10,000	687,214

Investment Advice - 0.90%
Janus Henderson Group plc (United Kingdom)	20,000	1,027,400

Life Insurance - 0.30%
Japan Post Holdings Co. Ltd. (Japan)	30,000	338,121

Mineral Royalty Traders - 2.24%
Royal Gold, Inc. (a)	10,000	2,544,900

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.00%
Exide Technologies ^ † *	5,926	0

Motor Vehicle Parts & Accessories - 0.23%
Toyota Industries Corp.	2,000	257,040

Motorcycles, Bicycles, and Parts - 0.27%
Shimano, Inc.	3,000	310,527

Oil & Gas Field Machinery & Equipment - 0.94%
DNOW, Inc.	90,000	1,071,900

Opthalmic Goods - 0.82%
The Cooper Cos., Inc.	13,000	929,500

Perfumes, Cosmetics & Other Toilet Preparations - 0.26%
MANDOM Corp.	15,000	291,060

Petroleum Refining - 11.08%
BP plc ADR (a)	95,000	4,465,000
Chevron Corp. (a) (b)	20,000	4,138,000
Phillips 66 (a) (b)	22,000	4,007,960

		12,610,960

Pharmaceutical Preparations- 6.83%
Abbott Laboratories	33,000	3,388,110
BioMarin Pharmaceutical, Inc. (a) (b)	73,456	4,149,529
Emisphere Technologies, Inc. Δ ●	30,000	234,300
Inyx, Inc. ●	167,850	0

		7,771,939

Prepackaged Software - 0.31%
GungHo Online Entertainment, Inc.	20,000	307,314
USU Software AG (Germany)	5,000	47,486

		354,800

Radio & Tv Broadcasting & Communications Equipment - 0.33%
BlackSky Technology, Inc.	15,000	377,400

Radio Broadcasting Stations - 0.01%
iHeartMedia, Inc. Class A *◦	4,610	13,461

Real Estate - 0.19%
Greentown China Holdings Ltd. (China) *	20,000	22,270
Kaisa Group Holdings Ltd. (China) *	638,261	7,246
Ronshine Service Holding Co., Ltd (China) *	150,000	2,105
Shimao Property Holdings Ltd. (China) *	3,375,656	73,627
Sino-Ocean Group Holdings, Ltd. (China) *	4,000,000	38,265
Sunac China Hildings Ltd. (China) *	500,000	66,964
Times China Holdings Ltd. (China) *	500,000	4,656
Yuzhou Group Holdings Co. Ltd (China) *	85,189	1,728

		216,859

Retail - Department Stores - 0.00%
NWA SEN *	791	0

Retail - Eating & Drinking Places - 3.15%
Starbucks Corp. (a) (b)	40,000	3,583,600

Retail - Eating Places - 0.39%
BAB, Inc.	479,411	439,093

Security Brokers, Dealers & Flotation Companies - 0.39%
SBI Holdings, Inc. (Japan)	25,000	448,718

Services - Advertising - 0.02%
Clear Channel Outdoor Holdings, Inc.	11,249	26,660

Services - Business Services - 1.08%
Akamai Technologies, Inc. (a)	7,000	803,950
Prosus N.V.	33,388	308,839
Scout24 SE *	1,500	114,382

		1,227,171

Services - Computer Integrated Systems Design - 0.02%
Kodiak AI, Inc. *	3,100	21,514
Computer Horizons Corp. *	65,000

		21,514

Services - Computer Processing & Data Preparation - 0.39%
Sohu.com Ltd. ADR *	29,000	448,050

Services - Employment Agencies - 0.00%
51job, Inc. ADR ● Δ *	15,400	0

Services - General Medical & Surgical Hospitals, NEC - 0.23%
Surgery Partners, Inc. (a) *	22,000	262,240

Surgical & Medical Instruments & Apparatus - 2.87%
Boston Scientific Corp.	52,000	3,263,000
DIH Holdings, Inc. *	120	1

		3,263,001

Water Transportation - 0.25%
Norwegian Cruise Line Holdings	15,000	280,500

Wholesale - Medical, Dental & Hospital Equipment & Supplies - 1.81%
Henry Schein, Inc. (a)	28,000	2,063,600

Total Common Stock	(Cost $ 79,338,478)	89,008,168

Real Estate Invesment Trust - 2.41%

Crown Castle International Corp.	75,000	6,098,250
Equinix	2,800	2,744,672
Rexford Industrial Realty, Inc.	30,000	981,900

Total Real Estate Investment Trust	(Cost $ 9,691,486)	2,744,672

Escrow Shares - 0.00%

Exide Technologies ^ † *	1,777	0
Pershing Square Tontine Holdings, Ltd. *	33,000	0

Total Escrow Shares	(Cost $ 151,687)	0

Asset-Backed Securities - 0.03%

AFC Home Equity Loan Trust Series 2000-02 Class 1A, 3.874%, (1 Month LIBOR USD + 0.790%) 6/25/2030 ** ●	2,233	2,157
Citigroup Mortgage Loan Trust, Inc. Series 2005-OPT1 Class M3, 3.789%, (1 Month LIBOR USD + 0.710%), 2/25/2035 ** ●	21,010	19,497
Countrywide Asset-Backed Certificates Series 2007-11 Class 2M2, 3.404%, (1 Month LIBOR USD + 0.320%) 06/25/2047 ** ●	405,575	14,819

Total Asset-Backed Securities	(Cost $ 61,923)	36,473

Contingent Value Rights - 0.01%

Miscellaneous Manufacturing Industries - 0.01%
TOYO Co Ltd Rights *	1,000	7,330

Pharmaceutical Preparations - 0.00%
Blueprint Medicines Corp. CVR ◦*	4,000	0
Optinose CVR ◦*	60,000	0
Regulus Therapeutics, Inc. CVR ◦*	60,000	0

		0

Radio & TV Broadcasting & Communications Equipment - 0.00%
KVH Industries, Inc. *	145,009	0

Total Rights	(Cost $ 0)	7,330

Convertible Bonds - 0.03%

Finance Services - 0.01%
Kaisa group Holdings Ltd., 0.00% 12/31/2026 (China) ● *	100,246	351
Kaisa group Holdings Ltd., 0.00% 12/31/2028 (China) ● *	200,493	301
Kaisa group Holdings Ltd., 0.00% 12/31/2029 (China) ● *	200,493	241
Kaisa group Holdings Ltd., 0.00% 12/31/2030 (China) ● *	250,617	326
Kaisa group Holdings Ltd., 0.00% 12/31/2031 (China) ● *	250,617	276
Kaisa group Holdings Ltd., 0.00% 12/31/2032 (China) ● *	472,803	520
Kaisa group Holdings Ltd., 6.00% 12/28/2031 (China) ● *	512,512	8,969

		10,983
Land Subdividers & Developers (No Cemeteries) - 0.02%
Sino-Ocean Group Holdings Ltd. Series A144 (China) 0.00%, due 03/27/2027 ● *	2,001,128	9,005
Times China Holdings, Ltd., 0.00% 03/30/2027 (China) ● *	1,100,000	8,602
Times China Holdings, Ltd., 0.00% 03/30/2027 (China) ● *	166,175	1,042

		18,649

Radio Telephone Communications - 0.00%
Digicel Group 0.5 Ltd. Private Placement Series 144A Conv. 7.00% Perpetual (Bermuda) ● # *	88,196	4,674

		4,674

Total Convertible Bonds	(Cost $ 43,231)	34,306

Corporate Bonds - 1.70%

Communication Services, NEC - 0.00%
SES AI SA 0.00% , 01/14/2033 ●	4,675	0

Crude Petroleum & Natural Gas - 0.51%
Ascent Resources, Inc., 9.00% 11/01/2027 ●	500,000	583,745

Drilling Oil & Gas Wells - 0.04%
Paratus Energy Services Ltd. Series 144A (United Kingdom) 10.00%, 07/15/2026 ●	46,097	45,982

Finance Services - 0.02%
Kaisa group Holdings Ltd., 0.00% Series A 12/31/2027 (China) ●	125,314	251
Kaisa group Holdings Ltd., 5.00% Series A 12/28/2027 (China) ●	115,322	2,306
Kaisa group Holdings Ltd., 5.750% Series D 12/28/2030 (China) ●	340,175	5,103
Kaisa group Holdings Ltd., 6.250% Series F 12/28/2032 (China) ●	482,319	6,029
Kaisa group Holdings Ltd., 6.250% Series IAI 12/28/2028 (China) ●	168,588	3,372
Kaisa group Holdings Ltd., 6.500% Series IAI 12/28/2029 (China) ●	282,230	4,939

		21,999

Land Subdividers & Developers (No Cemeteries) - 0.91%
CFLD Cayman Investment, 2.500%, 01/31/2031 ●	239,850	4,797
CIFI Holdings Group, 0%, 06/30/2027 ●	356,680	36,264
Hejun Shunzie Investment, 11.500%, due 6/4/2022 ●	5,000,000	50
KWG Group Holdings, Ltd., 7.400%, 001/13/2027 ●	2,000,000	95,000
Red Sun Properties Group, Inc., 7.30% due 1/13/2025 ●	4,400,000	33,000
Redco Properties Group, Ltd., 11.000%, 08/06/2023, Defaulted * ●	3,000,000	18,750
Rongchangda Development, 3.00%, 3/29/2028 ●	249,999	4,375
Rongchangda Development, 3.00%, 3/29/2028 ●	1,200,001	18,000
Ronshine China Holdings, Ltd., 7.35%, 12/15/2023, Defaulted * ●	1,000,000	7,500
Ronshine China Holdings, Ltd., 8.75%, 10/2/2022, Defaulted * ●	3,000,000	22,500
Shimao Group Holdings, Ltd. 2.000% 01/21/2034 Defaulted * ●	693,443	12,531
Shimao Group Holdings, Ltd. 2.000% 07/21/2032 Defaulted * ●	462,295	11,557
Shimao Group Holdings, Ltd. 2.000% 07/21/2033 Defaulted * ●	693,443	13,869
Shimao Group Holdings, Ltd. 5.000% 07/21/2031 Defaulted * ●	34,055	1,107
Sino Ocean Group Holdings LTD 1.00% Perpetual ●	857,626	22,598
Sino Ocean Group Holdings LTD 3.00% 03/27/2033 ●	585,000	36,416
Sunac China Holdings, Ltd., 0.00%, 12/31/2049, Defaulted * ●	4,295,256	655,112
Times China Holdings, Ltd., 4.20% 09/30/2032 Defaulted * ●	918,900	25,821
Yuzhou Group Holdings Company Limited 1.000%, 06/30/2034 ●	50,223	126
Yuzhou Group Holdings Company Limited 4.000%, 06/30/2028 ●	16,813	546
Yuzhou Group Holdings Company Limited 4.500%, 06/30/2029 ●	29,350	881
Yuzhou Group Holdings Company Limited 5.000%, 06/30/2030 ●	39,271	1,080
Yuzhou Group Holdings Company Limited 5.500%, 06/30/2031 ●	55,222	1,381
Yuzhou Group Holdings Company Limited 6.000%, 06/30/2027 ●	14,553	1,128
Zhenro Properties Group 14.724 PERP *Defaulted * ●	6,000,000	15,000
Zhenro Properties Group, 6.630%, 01/06/2026 *Defaulted * ●	500,000	1,250

		1,040,638

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.00%
Exide Technologies 11.00%, 4/30/2022 + # *	546,810	0

Retail - Grocery Stores - 0.00%
Winn Dixie Stores, Inc. 8.875% 4/01/2008 ● *	50,000	0

Radio Telephone Communications - 0.00%
Digicel Group 0.5 Ltd. Private Placement Series 144 A 8.0%, 04/01/2025 (Bermuda) ●#	28,351	5,212

Security Brokers, Dealers & Flotation Companies - 0.21%
Lebanese Republic Series GMTN (Lebanon) 6.15%, 6/19/2020 ● *	1,000,000	239,650

Telephone Communications (No Radio Telephone) - 0.01%
Hellas Telecommunication Luxembourg II SCA (United Kingdom), 6.054%, (3 Month LIBOR USD + 5.750% ) 1/15/2015 ◦ + ^ # † *	5,000,000	6,250

Wholesale - Electrical Appliances, Tv & Radio - 0.01%
Jingrui Holdings, Ltd. (China), 12.750%, 09/09/2023 ● *	5,000,000	12,500

Total Corporate Bonds	(Cost $ 3,007,579)	1,933,977

Mortgage-Backed Securities - 0.01%

GNR Government National Mortgage Series 2019-108 Class NI, 4.00%, 08/20/2049 ~ ●	62,039	10,088
GSR Mortgage Loan Trust Series 2005-5F Class B2, 5.76%, 6/25/2035 ~ ●	1,338	0

Total Mortgage-Backed Securities	(Cost $ 6,278)	10,088

Municipal Bonds - 0.15%

Puerto Rico - 0.15%
Puerto Rico Commonwealth Restructured Series A1, 4.00%, 7/01/2037	17,074	16,485
Puerto Rico Commonwealth Restructured Series A1, 5.625%, 7/01/2029	24,036	25,379
Puerto Rico Electric Power Authority Series CCC, 4.25%, 7/01/2021 +● *	10,000	6,650
Puerto Rico Electric Power Authority Series CCC, 4.25%, 7/01/2023 +● *	10,000	6,650
Puerto Rico Electric Power Authority Series DDD, 3.50%, 7/01/2020 +● *	75,000	49,875
Puerto Rico Electric Power Authority Series DDD, 3.625%, 7/01/2021 +● *	30,000	19,950
Puerto Rico Electric Power Authority Series TT, 5.00%, 7/01/2020 +● *	55,000	36,575
Puerto Rico Electric Power Authority Series WW, 5.50%, 7/01/2019 +● *	15,000	9,975

Total Municipal Bonds	(Cost $ 181,561)	171,539

Preferred Stocks - 2.18%

Government Agencies - 2.17%
Federal Home Loan Mortgage Corp. Series B, 0.00%, (3 Month LIBOR USD + 0.1377%) Perpetual *∞	19,000	241,490
Federal Home Loan Mortgage Corp. Series F, 5.00%, Perpetual *∞	4,500	64,530
Federal Home Loan Mortgage Corp. Series H, 5.10%, Perpetual *∞	55,000	771,650
Federal Home Loan Mortgage Corp. Series M, 0.00%, Perpetual *∞	10,600	134,408
Federal Home Loan Mortgage Corp. Series Q, 0.00%, Perpetual *∞	42,879	538,989
Federal Home Loan Mortgage Corp. Series S, 0.00%, (3 Month LIBOR USD + 0.50%) Perpetual *∞	25,000	342,750
Federal National Mortgage Corp. Series H, 5.81%, Perpetual *∞	5,500	93,500
Federal National Mortgage Corp. Series I, 5.375%, Perpetual *∞	700	11,501
Federal National Mortgage Corp. Series M, 4.75%, Perpetual *∞	4,440	61,405
Federal National Mortgage Corp. Series N, 5.50%, Perpetual *∞	360	5,868
Federal National Mortgage Corp. Series T 8.25%, Perpetual *∞	20,000	199,000

		2,465,091

Real Estate - 0.01%
Brookfield Property Partners LP 6.25% (Bermuda)	722	12,478

Total Preferred Stocks	(Cost $ 1,291,235)	2,477,569

Structured Notes - 0.00%

Security Brokers, Dealers & Flotation Companies - 0.00%
Lehman Brothers Holdings, Inc. Series LEHN 5.50%, 02/27/2020 + ** ● *	100,000	10
Lehman Brothers Holdings, Inc. Series MTN 8.75%, 02/14/2023 + ** ● *	200,000	20
Lehman Brothers Holdings, Inc. Series MTN1 0.00%, (1 Month CPI YOY + 2.25%) 02/17/2015 + ** ● *	110,000	11
Lehman Brothers Holdings, Inc. Series MTNG 0.00% (1 Month CPI YOY + 2.25%), 07/08/2014 + ** ● *	130,000	13
Lehman Brothers Holdings, Inc. Series MTNG 7.00%, 01/28/2020 + ** ● *	100,000	10
Lehman Brothers Holdings, Inc. Series MTNH, 8.250%, 09/23/2020 + ** ● *	100,000	10

Total Structured Notes	(Cost $ 33,600)	74

United States Treasury Note Bonds ● - 6.89%

U.S. Treasury Note, 2.75%, 08/15/2032 ●	2,000,000	1,850,547
U.S. Treasury Note, 3.375% 05/15/2033 ●	2,000,000	1,906,016
U.S. Treasury Note, 4.50% 11/15/2033 ●	4,000,000	4,084,688

Total United States Treasury Note Bonds	(Cost $ 7,787,344)	7,841,250

Warrants - 0.01%

Farm Machinery & Equipment - 0.00%
Nature's Miracle Holdings, Inc. Warrant 3/8/2029 @ $0.00 (Notional Value $5)*	2,500	19

Investment Companies - 0.00%
Investcorp Europe Acquisition Corp. I Class A Warrants, 11/23/2028 @ $0.02 (Notional Value $87)*◦	3,500	0

Miscellaneous Electrical Machinery, Equipment & Supplies - 0.00%
Captivision, Inc. Warrants @ $0.00 (Notional Value $0)*			2,000	118

Miscellaneous Manufacturing Industries - 0.01%
TOYO Co. Ltd. Warrant 1/10/2029 @ $7.33 (Notional Value $36,650)*			5,000	7,250

Services-Automotive Repair, Services & Parking - 0.00%
SunCar Technology Group, Inc. Class A, Warrant 05/18/2028 @ $0.07 (Notional Value $22)*			300	75

Services-Computer Integrated Systems Design - 0.01%
Brand Engagement Network, Inc. Warrant @ $0.28 (Notional Value $573)*			2,066	537

Services-Computer Programming Services - 0.00%
Semantix, Inc. Class A Warrants 08/04/2027 @ $0.02 (Notional Value $8)*			375	0

Surgical & Medical Instruments & Apparatus - 3.59%
DIH Holdings, Inc. Warrant @ $0.00 (Notional Value $0)*			30,000	6

Services-Prepackaged Software - 0.00%
Airship AI Holdings, Inc. 12/31/2028 @ $0.98 (Notional Value $6,370) *			6,500	4,610

Services-Computer Integrated Systems Design - 0.00%
Kodiak AI, Inc. Warrants @ $1.08 (Notional Value $1,674)*			1,550	1,674

Total Warrants				6,828

Registered Money Market Funds - 7.71%

Goldman Sachs Trust Financial Square Government Fund - Institutional Class - 3.30% **			8,773,746	8,773,746

Total Registered Money Market Funds			(Cost $ 8,773,746)	8,773,746

Total Investments - 99.35%			(Cost $ 109,759,596)	113,046,020

INVESTMENTS IN WRITTEN OPTIONS, AT VALUE - (9.87)%				(7,008,970)

Other Assets In Excess of Liabilities - 6.81%				7,752,418

Total Net Assets - 100.00%				113,789,468

Options ●

	Long (Short)		Notional Value of	Fair
	Contracts	Expiration Date	Contracts ($)	Value ($)

Put Options
BP Plc., Strike @ $35.00	700	1/21/2028	7,000,000	194,600
Kimberly-Clark Corp., Strike @ $100.00	440	1/21/2028	1,760,000	701,800
Newmont Corp., Strike @ $40.00	420	12/18/2026	3,570,000	12,390
Medtronic plc, Strike @ $85.00	400	1/21/2028	2,400,000	393000
Biomarin Pharmaceutical, Strike @ $60.00	320	1/15/2027	1,440,000	276,800
Occidental Petroleum Corp., Strike @ $45.00	310	1/15/2027	992,000	54,560
BP, Strike @ $32.00	250	1/15/2027	375,000	22,250
Kenvue, Strike @ $15.00	250	9/18/2026	1,750,000	11,750
Boston Scientific Corp., Strike @ $70.00	250	1/21/2028	2,250,000	362,500
Starbucks, Strike @ $90.00	200	6/18/2026	1,800,000	125,000
J.M. Smucker Co., Strike @ $90.00	200	1/21/2028	10,000,000	231,000
State Street SPDR S&P 500 ETF Trust, Strike @ $500.00	200	4/17/2026	600,000	6,400
Comcast Corp., Strike @ $30.00	200	6/18/2026	700,000	51,000
Devon Energy Corp., Strike @ $35.00	180	1/21/2028	1,800,000	60,210
Abbott Laboratories, Strike @ $100.00	180	1/21/2028	306,000	212,400
Barrick Mining Corp., Strike @ $17.00	150	12/18/2026	525,000	1,200
Devon Energy Corp., Strike @ $35.00	150	1/15/2027	9,300,000	21,000
State Street SPDR S&P 500 ETF Trust, Strike @ $620	150	3/31/2026	450,000	150
Southwest Airlines, Strike @ $30.00	150	1/15/2027	225,000	48,450
Norwegian Cruise Line Holdings Ltd., Strike @ $15.00	150	9/18/2026	1,125,000	19,500
Crown Castle, Inc., Strike @ $75.00	130	1/21/2028	1,950,000	130,000
Diamondback Energy, Strike @ $150.00	130	9/18/2026	7,800,000	59,800
State Street SPDR S&P 500 ETF Trust, Strike @ $600.00	125	3/31/2026	1,062,500	125
Crown Castle, Strike @ $85.00	110	1/15/2027	1,045,000	119,900
Starbucks, Strike @ $95.00	100	1/15/2027	1,050,000	137,000
Starbucks, Strike @ $105.00	100	12/18/2026	300,000	199,500
Centene Corp., Strike @ $30.00	100	6/18/2026	425,000	20,100
Lamb Weston Holdings, Strike @ $42.50	100	4/17/2026	750,000	34,700
Boston Scientific Corp., Strike @ $75.00	100	9/18/2026	475,000	140,500
Occidental Petroleum Corp., Strike @ $47.50	100	1/15/2027	1,050,000	21,800
Abbott Laboratories, Strike @ $105.00	100	3/17/2028	1,250,000	154,750
Phillips 66, Strike @ $125	90	1/15/2027	1,305,000	39,600
PepsiCo, Strike @ $145.00	80	1/21/2028	1,040,000	121,600
Phillips 66 Co., Strike @ $130.00	80	1/15/2027	1,280,000	43,600
Royal Gold, Strike @ $160.00	80	12/18/2026	1,440,000	52,000
Humana, Strike @ $180.00	70	1/21/2028	525,000	345,100
Akamai Technologies, Strike @ $75.00	70	1/15/2027	507,500	26,425
Boston Scientific Corp., Strike @ $72.50	70	6/18/2026	1,050,000	76,300
Molina Healthcare, Strike @ $150.00	50	1/21/2028	800,000	217,500
Chevron Corp., Strike @ $160.00	50	1/21/2028	700,000	56,850
PepsiCo, Strike @ $140.00	50	1/21/2028	600,000	36,750
Phillips 66 Co., Strike @ $120.00	50	1/15/2027	475,000	18,250
J.M. Smucker Co., Strike @ $95.00	40	9/18/2026	360,000	30,080
Crown Castle, Inc., Strike @ $90.00	40	1/18/2026	560,000	49,200
PepsiCo, Strike @ $140.00	40	9/18/2026	600,000	21,800
Chevron Corp., Strike @ $150.00	40	9/18/2026	400,000	9,640
Kimberly-Clark Corp., Strike @ $100.00	40	12/18/2026	420,000	48,000
Kimberly-Clark Corp., Strike @ $105.00	40	12/18/2026	620,000	59,200
Chevron Corp., Strike @ $155.00	40	12/18/2026	480,000	17,900
Molina Healthcare, Strike @ $120.00	30	1/21/2028	1,260,000	82,290
Lockheed Martin Corp., Strike @ $420.00	25	12/18/2026	700,000	23,000
UnitedHealth Group, Strike @ $280.00	20	1/15/2027	540,000	81,300
UnitedHealth Group, Strike @ $270.00	20	1/15/2027	580,000	85,200
UnitedHealth Group, Strike @ $290.00	20	6/17/2027	560,000	113,600
UnitedHealth Group, Strike @ $280.00	20	6/17/2027	360,000	69,000
Royal Gold, Strike @ $180.00	20	9/18/2026	370,000	17,900
Humana, Strike @ $185.00	15	12/18/2026	292,500	76,875
Humana, Strike @ $195.00	15	1/21/2028	300,000	85,950
Humana, Strike @ $200.00	15	1/21/2028	1,050,000	90,825
Equinix, Strike @ $700	10	12/18/2026	740,000	18,450
Equinix, Strike @ $740	10	12/18/2026	720,000	23,550
Equinix, Strike @ $720	8	9/18/2026	576,000	9,880

	7,693.00		83,058,000	5,871,750

Call Options
Chevron Corp., Strike @ $200.00	50	1/21/2028	105,650	152,500
Diamondback Energy, Inc., Strike @ $160.00	50	9/18/2026	77,650	226,250
Centene Corp., Strike @ $30.00	100	6/18/2026	51,800	47,200
Humana, Inc., Strike @ $200.00	115	1/21/2028	479,895	477,250
BP plc, Strike @ $35.00	250	1/21/2028	96,500	368,750
BP, plc, Strike @ $35.00	250	1/15/2027	40,750	346,250
Occidental Petroleum Corp., Strike @ $55.00	850	12/18/2026	606,050	1,164,500

	1,665.00		1,458,295	2782700

Total Purchased Options		Cost $	84,516,295	8,654,450

Put Options Written
Phillips 66 Co., Strike @ $100.00	(80)	1/15/2027	(800,000)	(13,600)
Centene Corp., Strike @ $25.00	(100)	6/18/2026	(250,000)	(9,050)
Occidental Petroleum Corp., Strike @ $35.00	(100)	1/15/2027	(350,000)	(7,600)
Kenvue, Inc., Strike @ $10.00	(250)	9/18/2026	(250,000)	(25,000)

	(530)		(1,650,000)	(55,250)

Call Options Written
B2Gold Corp., Strike @ $4.50	(3,000)	11/20/2026	(1,350,000)	(282,000)
Occidental Petroleum Corp., Strike @ $65.00	(1,700)	12/18/2026	(11,050,000)	(1,572,500)
B2Gold Corp., Strike @ $4.50	(1,000)	4/17/2026	(450,000)	(29,000)
Seabridge Gold, Strike @ $15.00	(1,000)	1/15/2027	(1,500,000)	(1,415,000)
B2Gold Corp., Strike @ $3.50	(900)	1/15/2027	(315,000)	(135,000)
B2Gold Corp., Strike @ $4.00	(750)	1/15/2027	(300,000)	(93,750)
Biomarin Pharmaceutical, Strike @ $60.00	(524)	1/15/2027	(3,144,000)	(361,560)
Dnow, Strike @ $12.5	(500)	8/21/2026	(625,000)	(62,500)
BP Plc., Strike @ $40.00	(500)	1/15/2027	(2,000,000)	(442,500)
Newmont Corp., Strike @ $40.00	(420)	12/18/2026	(1,680,000)	(2,911,650)
DNOW Inc., Strike @ $12.50	(400)	5/15/2026	(500,000)	(31,000)
Comcast Corp., Strike @ $31.00	(300)	10/16/2026	(930,000)	(50,400)
Rexford Industrial Realty, Strike @ $35.00	(300)	12/18/2026	(1,050,000)	(77,100)
BP Plc., Strike @ $55.00	(250)	1/21/2028	(1,375,000)	(111,250)
Humana, Strike @ $400.00	(230)	1/21/2028	(9,200,000)	(233,450)
Biomarin Pharmaceutical, Strike @ $62.50	(210)	5/15/2026	(1,312,500)	(23,100)
Comcast Corp., Strike @ $30.00	(200)	6/18/2026	(600,000)	(24,000)
Centene Corp., Strike @ $40.00	(200)	6/18/2026	(800,000)	(23,200)
Henry Schein, Strike @ $80.00	(200)	7/17/2026	(1,600,000)	(62,500)
Starbucks, Strike @ $90.00	(200)	6/18/2026	(1,800,000)	(120,200)
Crown Castle, Inc., Strike @ $97.50	(180)	1/15/2027	(1,755,000)	(50,400)
Abbott Laboratories, Strike @ $100.00	(180)	1/21/2028	(1,800,000)	(310,500)
Devon Energy Corp., Strike @ $50.00	(150)	1/15/2027	(750,000)	(102,750)
Kimberly-Clark Corp., Strike @ $110.00	(150)	1/21/2028	(1,650,000)	(113,850)
Blacksky Technology, Strike @ $15.00	(150)	5/15/2026	(225,000)	(161,250)
Southwest Airlines, Strike @ $30.00	(150)	1/15/2027	(450,000)	(158,100)
Norwegian Cruise Line Holdings Ltd., Strike @ $20.00	(150)	9/18/2026	(300,000)	(39,000)
Crown Castle, Inc., Strike @ $90.00	(140)	9/18/2026	(1,260,000)	(43,750)
The Cooper Companies, Strike @ $75.00	(130)	8/21/2026	(975,000)	(66,950)
Crown Castle, Strike @ $85.00	(110)	1/15/2027	(935,000)	(72,050)
Crown Castle, Strike @ $87.50	(110)	1/15/2027	(962,500)	(61,050)
Boston Scientific Corp., Strike @ $70.00	(100)	9/18/2026	(700,000)	(40,400)
Boston Scientific Corp., Strike @ $75.00	(100)	9/18/2026	(750,000)	(26,500)
Chevron Corp., Strike @ $250.00	(100)	1/21/2028	(2,500,000)	(150,000)
Diamondback Energy, Strike @ $180.00	(100)	9/18/2026	(1,800,000)	(311,500)
Kimberly-Clark Corp., Strike @ $120.00	(100)	1/21/2028	(1,200,000)	(54,000)
Lamb Weston Holdings, Strike @ $42.50	(100)	4/17/2026	(425,000)	(25,000)
Starbucks, Strike @ $95.00	(100)	1/15/2027	(950,000)	(91,800)
Starbucks, Strike @ $105.00	(100)	12/18/2026	(1,050,000)	(52,000)
Kimberly-Clark Corp., Strike @ $105.00	(90)	1/21/2028	(945,000)	(83,250)
Phillips 66, Strike @ $125.00	(90)	1/15/2027	(1,125,000)	(549,450)
Crown Castle, Inc., Strike @ $90.00	(80)	6/18/2026	(720,000)	(11,200)
Diamondback Energy, Strike @ $190.00	(80)	9/18/2026	(1,520,000)	(192,000)
Henry Schein, Strike @ $75.00	(80)	11/20/2026	(600,000)	(63,600)
PepsiCo, Strike @ $145.00	(80)	1/21/2028	(1,160,000)	(201,600)
Phillips 66, Strike @ $130	(80)	1/15/2027	(1,040,000)	(456,800)
Royal Gold, Strike @ $160.00	(80)	12/18/2026	(1,280,000)	(823,600)
Boston Scientific Corp., Strike @ $75.00	(70)	6/18/2026	(525,000)	(7,700)
Akamai Technologies, Strike @ $75.00	(70)	1/15/2027	(525,000)	(320,950)
Abbott Laboratories, Strike @ $110.00	(50)	5/15/2026	(550,000)	(7,450)
Chevron Corp., Strike @ $240.00	(50)	1/21/2028	(1,200,000)	(87,750)
Kimberly-Clark Corp., Strike @ $105.00	(50)	6/18/2026	(525,000)	(10,250)
Liberty Broadband Corp Series C., Strike @ $55.00	(50)	6/18/2026	(275,000)	(12,625)
PepsiCo, Strike @ $140.00	(50)	12/18/2026	(700,000)	(114,250)
Phillips 66 Co., Strike @ $120.00	(50)	1/15/2027	(600,000)	(326,000)
Chevron Corp., Strike @ $150.00	(40)	9/18/2026	(600,000)	(225,400)
Chevron Corp., Strike @ $190.00	(40)	12/18/2026	(760,000)	(117,240)
Kimberly-Clark Corp., Strike @ $100.00	(40)	12/18/2026	(400,000)	(27,000)
Kimberly-Clark Corp., Strike @ $105.00	(40)	12/18/2026	(420,000)	(21,800)
PepsiCo, Strike @ $140.00	(40)	9/18/2026	(560,000)	(84,300)
J.M. Smucker Co., Strike @ $95.00	(40)	9/18/2026	(380,000)	(35,200)
Lockheed Martin Corp., Strike @ $420.00	(25)	12/18/2026	(1,050,000)	(496,125)
Chevron Corp., Strike @ $200.00	(20)	6/17/2027	(400,000)	(57,200)
Royal Gold, Strike @ $180.00	(20)	12/18/2026	(360,000)	(174,800)
UnitedHealth Group, Strike @ $280.00	(20)	1/15/2027	(560,000)	(68,900)
UnitedHealth Group, Strike @ $270.00	(20)	6/17/2027	(540,000)	(95,000)
UnitedHealth Group, Strike @ $290.00	(20)	6/17/2027	(580,000)	(78,600)
UnitedHealth Group, Strike @ $280.00	(20)	9/18/2026	(560,000)	(52,000)
Equinix, Strike @ $700	(10)	12/18/2026	(700,000)	(304,500)
Equinix, Strike @ $740	(10)	12/18/2026	(740,000)	(271,500)
Equinix, Strike @ $720	(8)	9/18/2026	(576,000)	(221,520)
Barrick Gold Corp., Strike @ $17.00	(7)	12/18/2026	(11,900)	(16,100)

	(16,704)		(84,506,900)	(15,608,170)

Total Written Options		Cost $	(86,156,900)	(7,008,970)

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$84,706,149	$-
Level 2 - Other Significant Observable Inputs			8,822,290	-
Level 3 - Significant Unobservable Inputs			434,764	-
Total			$93,963,204	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

ADR - American Depositary Receipt.
SpA - "Società per Azioni," which is an Italian term for a public limited company plc - Public Limited Company
NV - "Naamloze Vennootschap," which is a Dutch term for a public limited company
SE - "Societas Europaea," which is a term for public limited company under European Union law
AG - "Aktiengesellschaft," which is a German term for a public limited company
* Represents non-income producing securities.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2026.
+ Default Bonds
∞ Distressed Securities.
● Level 2 Security.
~ Variable Rate Security. The coupon is based on an underlying pool of loans.
Δ Indicates a delisted security. Total market value for delisted securities is $234,300 representing 0.01% of net assets.
^ Indicates a fair valued security. Total market value for fair valued securities is $7,476 representing less than 0.01% of net assets and Level 3 securities.
(a) Subject to written option contracts.
(b) All or a portion of this security is held as collateral for written options. Total value of collateral for written options is $32,515,779 representing 28.58% of net assets.
# Denotes a restricted security that may be sold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933, as amended, is $17,362 representing less than 0.01% of net assets.